First Investors Life Insurance Company                  [LOGO]
95 Wall Street
New York, NY 10005


May 4, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

      Re: First Investors Life Level Premium Variable Life Insurance (Separate Account B) ("Registrant")
             File Nos. 002-98410 and 811-04328

Commissioners:

      On behalf of Registrant, I certify, pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), that:

      (1) The form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 30 to Registrant's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

      (2) The text of Post-Effective Amendment No. 30 was filed electronically with the Commission.


                                                  Very truly yours,

                                                  /s/ Joanne McIntosh
                                                  -------------------

                                                  Joanne McIntosh
                                                  Senior Counsel
                                                  212 858-8265